Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Class A	Class B	Total
Balance at Dec. 31, 2022	$ 3,060	$ 5,940	$ 869,400	$ 447,231	$ (183,842)	$ 35,260			$ 1,177,049
Balance (in Shares) at Dec. 31, 2022	3,060,000	5,940,000
Issuance of ordinary shares in initial public offerings, gross	$ 3,390		13,556,610						13,560,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	3,390,000
Cost directly related to the initial public offering			(2,589,152)						(2,589,152)
Net income					284,760				284,760
Foreign currency translation loss						(305,867)			(305,867)
Balance at Jun. 30, 2023	$ 6,450	$ 5,940	11,836,858	447,231	100,918	(270,607)			12,126,790
Balance (in Shares) at Jun. 30, 2023	6,450,000	5,940,000
Balance at Dec. 31, 2022	$ 3,060	$ 5,940	869,400	447,231	(183,842)	35,260			1,177,049
Balance (in Shares) at Dec. 31, 2022	3,060,000	5,940,000
Balance at Dec. 31, 2023	$ 6,485	$ 5,940	11,800,472	447,231	(150,254)	(95,518)			$ 12,014,356
Balance (in Shares) at Dec. 31, 2023	6,485,319	5,940,000					6,485,319	5,940,000	12,425,319
Conversion of Class B ordinary shares into Class A ordinary shares	$ 270	$ (270)
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)	270,000	(270,000)
Net income					23,412				23,412
Foreign currency translation loss						16,207			16,207
Balance at Jun. 30, 2024	$ 6,755	$ 5,670	$ 11,800,472	$ 447,231	$ (126,842)	$ (79,311)			$ 12,053,975
Balance (in Shares) at Jun. 30, 2024	6,755,319	5,670,000					6,755,319	5,670,000	12,425,319